ACQUISITIONS - Revenue and Net Income (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Business Acquisition [Line Items]
Revenues	$ 77,161	$ 79,381
Net income	5,013	5,925
Summit Midstream Partners, LP
Business Acquisition [Line Items]
Revenues	68,579	64,889
Net income	1,667	3,545
Polar Midstream and Epping
Business Acquisition [Line Items]
Revenues	8,582	3,179
Net income	$ 3,346	(448)
Red Rock Gathering Company, LLC
Business Acquisition [Line Items]
Revenues		11,313
Net income		$ 2,828